Transactions with Related Parties - Summary of Revenues (Expenses) with Other Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Otayconnect, S. de R.L. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	$ 2,463	$ 1,681	$ 1,631
Las Nuevas Delicias Gastronómicas, S. de R L. de C.V [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	26,506	8,645	10,985
Fly by Wings, S.A. de C.V. (Independent director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	27,428	40,325	38,259
Ingeniería y Economía del Transporte, S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Technical advisory	6,254	14,620
Servicios Empresariales De Alta Calidad S A De C V Shareholder [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	30	19	35
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	32,853	5,486
Restaurantes SUSHI ITTO, S.A. de C.V. (Independent Director)
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	2,362
Beer Factory Mexico, S.A. de C.V. (Independent Director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	$ 2,970